UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:    811-21178

          BlackRock Insured Municipal Income Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Insured Municipal Income Trust
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:      888-825-2257

Date of fiscal year end:      August 31, 2007
Date of reporting period:      November 30, 2006

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
NOVEMBER 30, 2006
BlackRock Insured Municipal Income Trust (BYM)
(Percentage of Net Assets)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value
		LONG-TERM INVESTMENTS—149.3%
		Arizona—2.6%
AAA	$ 10,000	Phoenix Civic Impt. Corp. RB, Civic Plaza Expansion Proj., 5.00%, 7/01/41, FGIC	07/15 @ 100	$10,645,500
		California—31.8%
Aaa	14,000[3]	Dept. of Wtr. Res., Cash Flow Mgt. Elec., Pwr. & Lt. RB, Ser. A, 5.375%, 5/01/12	N/A	15,444,940
		Golden St. Tobacco Sec. Corp., Misc. Purposes Tobacco Settlement Funded RB,
BBB	6,500	Ser. A-1, 6.625%, 6/01/40	06/13 @ 100	7,408,635
BBB	14,500	Ser. A-1, 6.75%, 6/01/39	06/13 @ 100	16,673,985
AAA	10,100[3]	Infrastructure & Econ Dev. RB Bay Area Toll Brdgs. Proj., Ser. A, 5.00%, 1/01/28,
		AMBAC	N/A	11,654,996
AAA	17,500	Met. Wtr. Dist. Southern California, Wtr. Util. Impvts. RB, Ser. B-1, 5.00%, 10/01/33,
		FGIC	10/13 @ 100	18,622,800
AAA	2,700	Sacramento City Sch. Dist. Election of 2002 GO, 5.00%, 7/01/30, MBIA	07/15 @ 100	2,904,660
AAA	15,000	San Francisco City & Cnty. Pub. Utils. Comm., Wtr. Util. Impvts. RB, Ser. A, 5.00%,
		11/01/31, FSA	11/11 @ 100	15,683,850
AAA	53,000	San Joaquin Hills Transp. Corridor Agcy., Hwy. Tolls RB, Ser. A, Zero Coupon, 1/15/31,
		MBIA	No Opt. Call	18,900,330
		Univ. of California, Univ. & Coll. Impvts. RB,
AAA	10,000	Ser. C, 4.75%, 5/15/37, MBIA	05/13 @ 101	10,400,200
AAA	3,330	Ser. G, 4.75%, 5/15/31, MBIA	05/13 @ 101	3,469,993
AAA	10,910	Ser. O, 5.00%, 9/01/28, FGIC	09/10 @ 101	11,395,604
				132,559,993
		District of Columbia—2.5%
BBB	9,500	Tobacco Settlement Fin. Corp., Tobacco Settlement Funded RB, 6.75%, 5/15/40	05/11 @ 101	10,452,660
		Florida—6.4%
		Cnty. of Miami-Dade,
AAA	9,500	Port, Arpt. & Marina Impvts. RB, Miami Intl. Arpt. Proj., Ser. B, 5.00%, 10/01/37, FGIC	10/14 @ 100	10,066,295
AAA	25,520	Recreational Fac. Impvts. Misc. RB, Cap. Apprec. Proj., Ser. A, Zero Coupon, 10/01/38,
		MBIA	10/15 @ 30.363	5,211,439
AAA	1,880	JEA, Wtr. Util. RB, Ser. A, 4.75%, 10/01/36, MBIA	04/11 @ 100	1,926,493
AAA	5,485	Orange Cnty. Tourist Dev., Sales Tax RB, 4.75%, 10/01/32, XLCA	10/16 @ 100	5,704,674
AAA	3,600	Tampa Wtr. & Swr., Wtr. Util. Impvts. RB, 4.625%, 10/01/36, MBIA	10/16 @ 100	3,687,048
				26,595,949
		Georgia—3.9%
		City of Atlanta,
AAA	800	Port, Arpt. & Marina Impvts. RB, Ser. J, 5.00%, 1/01/34, FSA	01/15 @ 100	849,104
AAA	9,555	Wtr. RB, Ser. A, 5.00%, 11/01/38, FGIC	05/09 @ 101	9,806,297
AAA	2,000	Wtr. Util. Impvts. RB, 5.00%, 11/01/34, FSA	11/14 @ 100	2,131,760
AAA	3,235	Wtr. Util. Impvts. RB, 5.00%, 11/01/37, FSA	11/14 @ 100	3,445,857
				16,233,018
		Illinois—15.7%
AAA	11,550	Chicago Spec. Transp., Hwy. Impvts. RB, 5.25%, 1/01/27, AMBAC	01/11 @ 100	12,326,738
		Met. Pier & Exposition Auth., Ded. St. Tax RB, McCormick Place Expansion Proj.,
AAA	24,010	Ser. A, 5.00%, 12/15/28, MBIA	06/12 @ 101	25,379,530
AAA	15,000	Ser. B, Zero Coupon, 6/15/28, MBIA	No Opt. Call	6,062,550
AAA	6,165	Mun. Elec. Agcy. Pwr. Sply., Elec., Pwr. & Lt. RB, 4.50%, 2/01/35, FGIC	02/16 @ 100	6,233,986
AAA	14,875	Vlg. of Bolingbrook GO, Ser. A, 4.75%, 1/01/38, MBIA	01/15 @ 100	15,430,433
				65,433,237
		Indiana—1.1%
AAA	4,725	Mun. Pwr. Agcy. Pwr. Sply. Sys., Elec., Pwr. & Lt. RB, Ser. A, 4.50%, 1/01/32, AMBAC	01/16 @ 100	4,784,630
		Kansas—0.4%
A	1,750	Univ. Hosp. Auth., Refdg. & Impvt. RB, Univ. of Kansas Hlth. Sys. Proj., 5.00%, 9/01/36	09/16 @ 100	1,837,833
		Louisiana—3.9%
AAA	10,000	Hwy. Impvt. Sales Tax RB, Ser. A, 4.75%, 5/01/39, FSA	05/16 @ 100	10,392,300

BlackRock Insured Municipal Income Trust (BYM) (continued)
(Percentage of Net Assets)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value
		Louisiana—(cont'd)
AAA	$ 5,450	Hwy. Impvt. Fuel Sales Tax RB, Ser. A, 5.00%, 5/01/35, FGIC	05/15 @ 100	$5,824,088
				16,216,388
		Massachusetts—7.5%
AAA	24,000	Tpke. Auth. Met. Hwy. Sys., Hwy. Tolls RB, Ser. A, 5.00%, 1/01/39, AMBAC	01/09 @ 101	24,710,400
AA	5,985	Wtr. Res. Auth., Wtr. RB, Ser. A, 5.00%, 8/01/41	08/16 @ 100	6,401,257
				31,111,657
		Michigan—1.3%
AAA	5,000	Detroit, Sewer Impvts. RB, Ser. A, 5.00%, 7/01/32, FSA	07/13 @ 100	5,272,000
		Missouri—1.0%
AAA	4,100	Joint Mun. Elec. Util. Comm., Elec., Pwr. & Lt. Impvts. RB, Plum Point Proj., 4.60%,
		1/01/36, MBIA	01/16 @ 100	4,185,362
		Nebraska—1.1%
AA	4,280	Omaha Pub. Pwr. Dist., Elec., Pwr. & Lt. RB, Ser. A, 4.75%, 2/01/44	02/14 @ 100	4,394,832
		Nevada—9.5%
AAA	6,000[3]	Reno, Misc. Taxes RB, Reno Trans. Proj., 5.125%, 6/01/12, AMBAC	N/A	6,453,060
		Truckee Meadows Wtr. Auth.,
AAA	10,000	Refdg. Wtr. RB, 4.875%, 7/01/34, XLCA	07/16 @ 100	10,455,500
AAA	10,000	Wtr. Util. Impvts. RB, Ser. A, 5.00%, 7/01/25, FSA	07/11 @ 100	10,478,900
AAA	6,500	Wtr. Util. Impvts. RB, Ser. A, 5.125%, 7/01/30, FSA	07/11 @ 100	6,836,765
AAA	5,000[3]	Wtr. Util. Impvts. RB, Ser. A, 5.25%, 7/01/11, FSA	N/A	5,356,650
				39,580,875
		New York—4.4%
AAA	7,305	New York City Mun. Wtr. Fin. Auth., Wtr. RB, Ser. C, 5.00%, 6/15/35, AMBAC	06/14 @ 100	7,781,286
AAA	10,000	New York City Trust Cultural Rec. Recovery RB, American Museum of Natural History
		Proj., Ser. A, 5.00%, 7/01/44, MBIA	07/14 @ 100	10,606,100
				18,387,386
		Ohio—3.0%
AAA	12,000	Air Qual. Dev. Auth., Rec. Recovery PCRB, Dayton Pwr. & Lt. Co. Proj., 4.80%, 1/01/34,
		FGIC	07/15 @ 100	12,496,560
		Pennsylvania—2.6%
BBB	5,000	Lebanon Cnty. Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Good
		Samaritan Hosp. Proj., 6.00%, 11/15/35	11/12 @ 101	5,462,300
AAA	5,200[3]	Philadelphia Gas Wks., Natural Gas Util. Impvts. RB, Ser. 3, 5.125%, 8/01/11, FSA	N/A	5,551,624
				11,013,924
		South Carolina—7.7%
AAA	5,000[3]	Pub. Svc. Auth., Elec. Pwr. & Lt. RB, Ser. B, 5.50%, 1/01/12, FSA	N/A	5,447,450
		Transp. Infrastructure Bank,
AAA	12,750	Fuel Sales Tax RB, Ser. A, 5.00%, 10/01/33, AMBAC	10/12 @ 100	13,468,335
AAA	12,660	Trans. Impvts. RB, Ser. B, 5.125%, 10/01/26, AMBAC	10/11 @ 100	13,376,809
				32,292,594
		Tennessee—4.1%
		Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd., Hlth., Hosp. & Nursing Home RB, Covenant Hlth. Proj.,
AAA	11,705	Ser. A, Zero Coupon, 1/01/22, FSA	01/13 @ 59.566	5,349,770
AAA	9,260	Ser. A, Zero Coupon, 1/01/23, FSA	01/13 @ 56.016	3,975,318
AAA	8,500	Ser. A, Zero Coupon, 1/01/24, FSA	01/13 @ 52.749	3,432,130
AAA	6,850	Ser. A, Zero Coupon, 1/01/25, FSA	01/13 @ 49.712	2,603,548
AAA	5,000	Ser. A, Zero Coupon, 1/01/26, FSA	01/13 @ 46.781	1,784,100
				17,144,866
		Texas—26.0%
		City of San Antonio, Wtr. RB,
AAA	9,350	5.125%, 5/15/29, FGIC	05/14 @ 100	10,024,229
AAA	10,000	5.125%, 5/15/34, FGIC	05/14 @ 100	10,694,500
		Cnty. of Harris, Ad Valorem Ppty. Tax GO,
AAA	7,485	Zero Coupon, 8/15/25, MBIA	No Opt. Call	3,364,582
AAA	10,915	Zero Coupon, 8/15/28, MBIA	No Opt. Call	4,306,841
AAA	5,510	Cnty. of Harris, Hwy. Tolls RB, 5.00%, 8/15/30, FSA	08/12 @ 100	5,814,317
AAA	10,030	Coppell Indpt. Sch. Dist. GO, Zero Coupon, 8/15/30, PSF	No Opt. Call	3,607,490

BlackRock Insured Municipal Income Trust (BYM) (continued)
(Percentage of Net Assets)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value
		Texas—(cont'd)
AAA	$ 2,350	Dallas Area Rapid Trans., Sales Tax RB, 5.00%, 12/01/31, AMBAC	12/11 @ 100	$2,452,343
		Harris Cnty.-Houston Sports Auth.,
AAA	5,785	Hotel Occupancy Tax RB, Ser. H, Zero Coupon, 11/15/38, MBIA	11/31 @ 64.91	1,210,396
AAA	6,160	Hotel Occupancy Tax RB, Ser. H, Zero Coupon, 11/15/39, MBIA	11/31 @ 60.976	1,208,099
AAA	26,890	Lease RB, Ser. A-3, Zero Coupon, 11/15/38, MBIA	11/24 @ 43.826	5,253,230
AAA	27,675	Lease RB, Ser. A-3, Zero Coupon, 11/15/39, MBIA	11/24 @ 41.258	5,081,960
AAA	6,000	Lower Colorado River Auth., Misc. RB, 4.75%, 5/15/36, AMBAC	05/11 @ 100	6,123,000
AAA	1,045	Montgomery Cnty. Mun. Util. Dist. No. 46, Pub. Impvts. Ad Valorem Ppty. Tax GO,
		4.75%, 3/01/30, MBIA	03/14 @ 100	1,077,259
AAA	9,500	Northside Indpt. Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, 5.125%, 6/15/29, PSF	06/14 @ 100	10,191,600
AAA	3,000	Pearland, Ad Valorem Ppty. Tax GO, 4.75%, 3/01/29, FGIC	03/16 @ 100	3,129,930
AAA	30,145	Tpke. Auth., Hwy. Impvt. Tolls RB, Ser. A, 5.00%, 8/15/42, AMBAC	08/12 @ 100	31,715,253
BBB+	3,000	Tyler Cnty. Hlth. Facs. Dev. Corp., Hlth., Hosp. & Nursing Home Impvts. RB, Mother
		Frances Hosp. Proj., 6.00%, 7/01/31	07/12 @ 100	3,235,320
				108,490,349
		Virginia—1.8%
		Chesterfield Cnty. Indl. Dev. Auth., Ind. RB, Virginia Elec. & Pwr. Co. Proj.,
Baa1	3,000	Ser. A, 5.875%, 6/01/17	11/10 @ 102	3,249,780
Baa1	4,000	Ser. B, 5.875%, 6/01/17	11/10 @ 102	4,354,480
				7,604,260
		Washington—10.7%
AAA	9,610	Central Washington Univ., Coll & Univ. RB, 5.00%, 5/01/34, FGIC	05/14 @ 100	10,202,360
AAA	3,655	Chelan Cnty. Pub. Util. Dist. 1, Elec., Pwr. & Lt. RB, Chelan Hydro Sys. Proj., Ser. C,
		5.125%, 7/01/33, AMBAC	07/12 @ 100	3,851,968
AAA	9,500	City of Seattle, Parking Facilities Impvts. Ad Valorem Ppty. Tax GO, Ser. F, 5.125%,
		12/15/28, MBIA	12/08 @ 100	9,739,210
AAA	2,200	Cnty. of King, Swr. RB, 5.00%, 1/01/36, FSA	01/16 @ 100	2,359,214
		Hlth. Care Facs. Auth., Hlth., Hosp. & Nursing Home RB, Providence Hlth. Sys. Proj.,
AAA	3,000	4.50%, 10/01/35, FGIC	10/16 @ 100	3,025,980
AAA	4,110	Ser. A, 4.625%, 10/01/34, FGIC	10/16 @ 100	4,187,227
AAA	4,500	Port of Seattle, Port, Arpt. & Marina RB, Ser. A, 5.00%, 4/01/31, FGIC	10/11 @ 100	4,701,870
AAA	6,380	Washington, Pub. Impvts. GO, Ser. A, 5.00%, 7/01/25, FSA	07/11 @ 100	6,682,795
				44,750,624
		West Virginia—0.3%
AAA	1,295	Econ. Dev. Auth., Correctional Fac. Impvts. Lease RB, Correctional Juvenile Safety Proj.,
		Ser. A, 5.00%, 6/01/29, MBIA	06/14 @ 100	1,376,494
		Total Long-Term Investments (cost $574,559,464)		622,860,991
		SHORT-TERM INVESTMENTS—4.6%
		Ohio—1.7%
VMIG1	7,000[4]	Hamilton Cnty. Hosp. Facs., Hlth., Hosp. & Nursing Home RB, Ser. A, 3.42%, 12/06/06,
		FRWD	N/A	7,000,000
		Nebraska—1.1%
A-1+	4,800[4]	American Pub. Energy Agcy., Natural Gas RB, 3.49%, 12/07/06, FRWD	N/A	4,800,000
	Shares
	(000)
		Money Market Fund—1.8%
NR	7,400	AIM Tax Free Cash Reserve Portfolio - Institutional Class, 3.39%, 12/01/06	N/A	7,400,000
		Total Short-Term Investments (cost $19,200,000)		19,200,000
		Total Investments —153.9% (cost $593,759,4645)		$642,060,991
		Other assets in excess of liabilities—1.0%		4,374,420
		Preferred shares at redemption value, including dividends payable—(54.9)%		(229,075,765)
		Net Assets Applicable to Common Shareholders—100%		$417,359,646

__________
[1]	Using the highest of Standard & Poor's, Moody's Investors Service or Fitch's Ratings.

[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

[3]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

BlackRock Insured Municipal Income Trust (BYM) (continued)
(Percentage of Net Assets)

[4]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of November 30, 2006.

[5]	Cost for federal income tax purposes is $593,734,110. The net unrealized appreciation on a tax basis is $48,326,881, consisting of $48,326,881 gross unrealized appreciation and $0 gross unrealized depreciation.

The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 86.4% of the Trust's managed assets.

AMBAC	—	21.8%
FGIC	—	20.5%
FSA	—	16.2%
MBIA	—	22.0%
PSF	—	2.2%
XLCA	—	2.5%
Other	—	1.2%

KEY TO ABBREVIATIONS

AMBAC	—	American Municipal Bond Assurance Corp.	PCRB	—	Pollution Control Revenue Bond
FGIC	—	Financial Guaranty Insurance Co.	PSF	—	Public School Fund Guaranteed
FRWD	—	Floating Rate Weekly Demand	RB	—	Revenue Bond
FSA	—	Financial Security Assurance	ST	—	Special Tax
GO	—	General Obligation	XLCA	—	XL Capital Assurance
MBIA	—	Municipal Bond Insurance Assoc.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BlackRock Insured Municipal Income Trust

By:	/s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: January 25, 2007

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: January 25, 2007

By:	/s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: January 25, 2007